Revenue Contract Liability - Summary of Significant Changes in Deferred Revenue Liability Balances (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Beginning balance	$ 3,200,664	$ 1,995,090
Revenue Recognized	(3,191,044)	(1,995,090)
Amounts Collected or invoiced	4,363,188	3,200,664
Ending Balance	$ 4,372,808	$ 3,200,664